Financial Instruments - Schedule of Consolidated Long-Term Debt (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 182,074	$ 9,339	$ 177,022
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	11,523
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	23,603
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	30,175
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	15,342
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 101,431	$ 5,197